NON-CONTROLLING INTERESTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Non-controlling Interest
Non-controlling interests	$ 15,668	¥ 107,731	¥ 13,818
Sina Shi Jin
Non-controlling Interest
Non-controlling interests	14,103	96,974	9,072
Bo Zhong
Non-controlling Interest
Non-controlling interests	502	3,449	¥ 4,746
Xin Hui Tong
Non-controlling Interest
Non-controlling interests	$ 1,063	¥ 7,308